INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS
Summary of the relevant financial data of the investees in which the Company holds a stake

	Joint Ventures (Aliança / AIX / ACT)
	12/31/18	12/31/17

Equity interest	50.00%	50.00%

Summary of balance sheets:
Current assets	213,481	189,988
Non-current assets	12,327	13,410
Total assets	225,808	203,398

Current liabilities	7,103	4,143
Non-current liabilities	16,101	4,811
Equity	202,604	194,444
Total liabilities and equity	225,808	203,398

Investment Book value	101,302	97,222

	Joint Ventures (Aliança / AIX / ACT)
	2018	2017	2016
Summary of Income Statements:	Aliança / AIX / ACT	Aliança / AIX / ACT	Aliança / AIX / ACT
Net operating income	45,608	45,704	42,919
Operating costs and expenses	(58,773)	(43,571)	(41,987)
Financial income (expenses), net	1,334	1,713	2,021
Income and social contribution taxes	137	(686)	(465)
Net income (loss) for the year	(11,694)	3,160	2,488

Equity pickup, according to interest held	(5,847)	1,580	1,244

Schedule of changes in investments

		Other	Total
	Joint ventures	investments (1)	investments
Balances at 12/31/16	84,403	1,342	85,745
Equity pick-up	1,580	—	1,580
Other comprehensive income	11,239	338	11,577
Balances at 12/31/17	97,222	1,680	98,902
Equity pick-up	(5,847)	—	(5,847)
Provision for losses on investments	—	(700)	(700)
Other comprehensive income	9,927	(625)	9,302
Balances at 12/31/18	101,302	355	101,657

(1)Other investments are measured at fair value.